CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands	Ordinary shares CNY (¥) shares	Additional paid-in capital CNY (¥)	Accumulated deficit CNY (¥)	Accumulated other comprehensive (loss)/ income CNY (¥)	CNY (¥) shares	USD ($) shares
Beginning balance at Dec. 31, 2021	¥ 633	¥ 15,714,015	¥ (11,816,229)	¥ (109,790)	¥ 3,788,629
Beginning balance (in shares) at Dec. 31, 2021 | shares	927,776,552
Increase (decrease) in stockholders' equity
Issuance of ordinary shares to JD Group	¥ 69	5,057,691			5,057,760
Issuance of ordinary shares to JD Group (in shares) | shares	109,215,017
Shares issued for exercise of stock options and vest of restricted share units	¥ 9	10,656			10,665
Shares issued for exercise of stock options and vest of restricted share units (in shares)|shares | shares	19,069,453
Repurchase of ordinary shares	¥ (23)	(401,543)			(401,566)
Repurchase of ordinary shares (in shares) | shares	(34,137,780)
Share-based compensation		218,730			218,730
Net Income (Loss)			(2,008,005)		(2,008,005)
Foreign currency translation adjustments				333,507	333,507
Ending balance at Dec. 31, 2022	¥ 688	20,599,549	(13,824,234)	223,717	6,999,720
Ending balance (in shares) at Dec. 31, 2022 | shares	1,021,923,242
Increase (decrease) in stockholders' equity
Issuance of ordinary shares to JD Group	¥ 13	248,987			249,000
Issuance of ordinary shares to JD Group (in shares) | shares	18,927,876
Shares issued for exercise of stock options and vest of restricted share units	¥ 7	12,799			12,806
Shares issued for exercise of stock options and vest of restricted share units (in shares)|shares | shares	15,460,244
Share-based compensation		163,153			163,153
Net Income (Loss)			(1,957,543)		(1,957,543)
Foreign currency translation adjustments				89,780	89,780
Ending balance at Dec. 31, 2023	¥ 708	21,024,488	(15,781,777)	313,497	¥ 5,556,916
Ending balance (in shares) at Dec. 31, 2023 | shares	1,056,311,362				1,056,311,362	1,056,311,362
Increase (decrease) in stockholders' equity
Shares issued for exercise of stock options and vest of restricted share units	¥ 3	38			¥ 41
Shares issued for exercise of stock options and vest of restricted share units (in shares)|shares | shares	5,149,268
Repurchase of ordinary shares	¥ (17)	(80,850)			¥ (80,867)
Repurchase of ordinary shares (in shares) | shares	(24,261,360)				(24,261,360)	(24,261,360)
Cancellation of shares		(1,888)			¥ (1,888)
Cancellation of shares (in shares) | shares	(540,232)
Share-based compensation		90,703			90,703
Net Income (Loss)			(2,038,536)		(2,038,536)	$ (279,280)
Foreign currency translation adjustments				80,084	80,084	10,971
Ending balance at Dec. 31, 2024	¥ 694	¥ 21,032,491	¥ (17,820,313)	¥ 393,581	¥ 3,606,453	$ 494,082
Ending balance (in shares) at Dec. 31, 2024 | shares	1,036,659,038				1,036,659,038	1,036,659,038